Leases – The Group as a lessee	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Leases – The Group as a lessee

15. Leases – The Group as a lessee

Nature of the Group’s leasing activities

The Group has lease contracts for land, buildings, machineries and equipment. The Group’s obligations under these leases are secured by the lessor’s title to the leased assets. The Group is restricted from assigning and subleasing the leased assets.

The Group regularly enters into short-term leases of 12 months or less for certain plant and equipment and machineries. The Group applies the ‘short-term lease’ recognition exemptions for these leases.

(a)	Carrying amounts

ROU assets classified within property, plant and equipment

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$
Carrying amounts
Leasehold land and buildings	1,894,746	1,999,304
Plant and equipment	-	270
Motor vehicles	110,162	130,642
	2,004,908	2,130,216

(b) Depreciation charge during the financial year

	Unaudited
	Periods ended June 30,
	2024	2023
	US$	US$

Leasehold land and buildings	104,559	104,302
Plant and equipment	270	3,941
Motor vehicles	20,479	20,001
	125,308	128,244

Interest expense

	Unaudited
	Periods ended June 30
	2024	2023
	US$	US$
Interest expense on lease liabilities	26,129	28,492

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Periods ended June 30, 2024 and 2023